Exhibit 99.2

				Remittance Dates:
				July 23, 2012 through August 21, 2012

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: October 28, 2011 through October 28, 2012
Remittance Dates: July 23, 2012 through August 21, 2012

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00539	per kWh	$3,285,608.59	$3,270,468.51
2	Small General Service	$0.00692	per kWh	$201,515.27	$201,135.42
3	General Service	$0.00410	per kWh	$1,264,843.55	$1,264,026.45
4	Large General Service	$0.00222	per kWh	$318,183.76	$318,136.03
5	Large Industrial Power Service	$0.25398	per kW	$254,719.09	$254,719.09
6	Economic As-Available Service	$-0.00492	per kWh	$(15,633.18)	$(15,633.18)
7	Standby and Maintenance Service	$0.02245	per kW	$14,247.15	$14,247.15
8	Street and Outdoor Lighting	$0.02896	per kWh	$194,766.70	$192,525.50
9	Total			$5,518,250.93	$5,499,624.97

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$-	$-	$-	$-
13	Small General Service	$-	$-	$-	$-
14	General Service	$-	$-	$-	$-
15	Large General Service	$-	$-	$-	$-
16	Large Industrial Power Service	$-	$-	$-	$-
17	Economic As-Available Service	$-	$-	$-	$-
18	Standby and Maintenance Service	$-	$-	$-	$-
19	Street and Outdoor Lighting	$-	$-	$-	$-
20	Total	$-	$-	$-	$-

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$5,499,624.97
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$5,499,624.97

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$-
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$-

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 21st day of August 2012.

	ENTERGY TEXAS, INC., as Servicer

	By /s/ Frank Williford
	Title: Assistant Treasurer

				Remittance Dates:
				August 22, 2012 through September 19, 2012

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: October 28, 2011 through October 28, 2012
Remittance Dates: August 22, 2012 through September 19, 2012

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00539	per kWh	$3,394,817.72	$3,379,174.40
2	Small General Service	$0.00692	per kWh	$206,790.60	$206,400.81
3	General Service	$0.00410	per kWh	$1,284,557.97	$1,283,728.14
4	Large General Service	$0.00222	per kWh	$312,203.69	$312,156.86
5	Large Industrial Power Service	$0.25398	per kW	$232,674.10	$232,674.10
6	Economic As-Available Service	$-0.00492	per kWh	$(56,918.00)	$(56,918.00)
7	Standby and Maintenance Service	$0.02245	per kW	$13,520.91	$13,520.91
8	Street and Outdoor Lighting	$0.02896	per kWh	$194,786.46	$192,545.06
9	Total			$5,582,433.45	$5,563,282.28

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$-	$-	$-	$-
13	Small General Service	$-	$-	$-	$-
14	General Service	$-	$-	$-	$-
15	Large General Service	$-	$-	$-	$-
16	Large Industrial Power Service	$-	$-	$-	$-
17	Economic As-Available Service	$-	$-	$-	$-
18	Standby and Maintenance Service	$-	$-	$-	$-
19	Street and Outdoor Lighting	$-	$-	$-	$-
20	Total	$-	$-	$-	$-

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$5,563,282.28
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$5,563,282.28

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$-
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$-

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 19th day of September 2012.

	ENTERGY TEXAS, INC., as Servicer

	By /s/ Frank Williford
	Title: Assistant Treasurer

				Remittance Dates:
				September 20, 2012 through October 19, 2012

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: October 28, 2011 through October 28, 2012
Remittance Dates: September 20, 2012 through October 19, 2012

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00539	per kWh	$3,418,622.41	$3,402,869.41
2	Small General Service	$0.00692	per kWh	$201,313.34	$200,933.88
3	General Service	$0.00410	per kWh	$1,332,607.89	$1,331,747.01
4	Large General Service	$0.00222	per kWh	$321,497.88	$321,449.65
5	Large Industrial Power Service	$0.25398	per kW	$238,249.75	$238,249.75
6	Economic As-Available Service	$-0.00492	per kWh	$(52,619.15)	$(52,619.15)
7	Standby and Maintenance Service	$0.02245	per kW	$13,714.35	$13,714.35
8	Street and Outdoor Lighting	$0.02896	per kWh	$195,489.64	$193,240.16
9	Total			$5,668,876.11	$5,649,585.06

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$-	$-	$-	$-
13	Small General Service	$-	$-	$-	$-
14	General Service	$-	$-	$-	$-
15	Large General Service	$-	$-	$-	$-
16	Large Industrial Power Service	$-	$-	$-	$-
17	Economic As-Available Service	$-	$-	$-	$-
18	Standby and Maintenance Service	$-	$-	$-	$-
19	Street and Outdoor Lighting	$-	$-	$-	$-
20	Total	$-	$-	$-	$-

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$5,649,585.06
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$5,649,585.06

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$-
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$-

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 19th day of October 2012.

	ENTERGY TEXAS, INC., as Servicer

	By /s/ Frank Williford
	Title: Assistant Treasurer

				Remittance Dates:
				October 22, 2012 through November 19, 2012

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: October 28, 2011 through October 28, 2012
Remittance Dates: October 22, 2012 through November 19, 2012

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00539	per kWh	$2,542,031.67	$2,530,317.97
2	Small General Service	$0.00692	per kWh	$168,931.00	$168,612.53
3	General Service	$0.00410	per kWh	$1,194,625.96	$1,193,854.22
4	Large General Service	$0.00222	per kWh	$291,280.64	$291,236.95
5	Large Industrial Power Service	$0.25398	per kW	$234,671.16	$234,671.16
6	Economic As-Available Service	$-0.00492	per kWh	$(31,723.91)	$(31,723.91)
7	Standby and Maintenance Service	$0.02245	per kW	$13,621.63	$13,621.63
8	Street and Outdoor Lighting	$0.02896	per kWh	$196,102.67	$193,846.12
9	Total			$4,609,540.82	$4,594,436.67

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$-	$-	$-	$-
13	Small General Service	$-	$-	$-	$-
14	General Service	$-	$-	$-	$-
15	Large General Service	$-	$-	$-	$-
16	Large Industrial Power Service	$-	$-	$-	$-
17	Economic As-Available Service	$-	$-	$-	$-
18	Standby and Maintenance Service	$-	$-	$-	$-
19	Street and Outdoor Lighting	$-	$-	$-	$-
20	Total	$-	$-	$-	$-

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$4,594,436.67
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$4,594,436.67

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$-
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$-

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 19th day of November 2012.

	ENTERGY TEXAS, INC., as Servicer

	By /s/ Frank Williford
	Title: Assistant Treasurer

				Remittance Dates:
				November 20, 2012 through December 19, 2012

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: October 29, 2012 through October 28, 2013
Remittance Dates: November 20, 2012 through December 19, 2012

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00543	per kWh	$2,017,267.23	$2,007,971.65
2	Small General Service	$0.00754	per kWh	$164,405.05	$164,095.14
3	General Service	$0.00402	per kWh	$1,032,540.01	$1,031,872.98
4	Large General Service	$0.00192	per kWh	$243,326.25	$243,289.77
5	Large Industrial Power Service	$0.19190	per kW	$164,720.19	$164,720.19
6	Economic As-Available Service	$-0.00043	per kWh	$(5,467.63)	$(5,467.63)
7	Standby and Maintenance Service	$0.01906	per kW	$8,117.10	$8,117.10
8	Street and Outdoor Lighting	$0.02374	per kWh	$160,954.47	$159,102.38
9	Total			$3,785,862.67	$3,773,701.58

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$-	$-	$-	$-
13	Small General Service	$-	$-	$-	$-
14	General Service	$-	$-	$-	$-
15	Large General Service	$-	$-	$-	$-
16	Large Industrial Power Service	$-	$-	$-	$-
17	Economic As-Available Service	$-	$-	$-	$-
18	Standby and Maintenance Service	$-	$-	$-	$-
19	Street and Outdoor Lighting	$-	$-	$-	$-
20	Total	$-	$-	$-	$-

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$3,773,701.58
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$3,773,701.58

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$-
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$-

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 19th day of December 2012.

	ENTERGY TEXAS, INC., as Servicer

	By /s/ Frank Williford
	Title: Assistant Treasurer

				Remittance Dates:
				December 20, 2012 through January 22, 2013

Monthly Servicer's Certificate
(to be delivered each month pursuant to Section 3.01(b) of the Transition Property Servicing Agreement)

ENTERGY TEXAS RESTORATION FUNDING, LLC
Entergy Texas, Inc., as Servicer

Pursuant to Transition Property Servicing Agreement dated November 6, 2009 (the "Transition Property Servicing Agreement") between
Entergy Texas, Inc., as Servicer, and Entergy Texas Restoration Funding, LLC. as Issuer, the Servicer does hereby certify as follows:

Reconciliation Period: October 29, 2012 through October 28, 2013
Remittance Dates: December 20, 2012 through January 22, 2013

Line	TC Class	a. TCs in Effect		b. TCs Billed	c. Estimated TC
No.					Payments Received

1	Residential Service	$0.00543	per kWh	$2,004,991.17	$1,995,752.16
2	Small General Service	$0.00754	per kWh	$164,086.50	$163,777.23
3	General Service	$0.00402	per kWh	$988,689.53	$988,050.82
4	Large General Service	$0.00192	per kWh	$227,174.88	$227,140.80
5	Large Industrial Power Service	$0.19190	per kW	$162,178.64	$162,178.64
6	Economic As-Available Service	$-0.00043	per kWh	$(2,937.91)	$(2,937.91)
7	Standby and Maintenance Service	$0.01906	per kW	$9,427.74	$9,427.74
8	Street and Outdoor Lighting	$0.02374	per kWh	$161,639.49	$159,779.48
9	Total			$3,715,250.04	$3,703,168.96

10	Results of Annual Reconciliation (if applicable):

11	Reconciliation Period:

	TC Class	d. Estimated TC	e. Actual TC	f. Remittance Shortfall	g. Excess Remittance
		Payments Received	Collections	for this Collection	for this Collection

12	Residential Service	$-	$-	$-	$-
13	Small General Service	$-	$-	$-	$-
14	General Service	$-	$-	$-	$-
15	Large General Service	$-	$-	$-	$-
16	Large Industrial Power Service	$-	$-	$-	$-
17	Economic As-Available Service	$-	$-	$-	$-
18	Standby and Maintenance Service	$-	$-	$-	$-
19	Street and Outdoor Lighting	$-	$-	$-	$-
20	Total	$-	$-	$-	$-

	h. Daily remittances previously made by the Servicer to the Collection Account in respect of this Collection Period (c):				$3,703,168.96
	i. The amount to be remitted by the Servicer to the Collection Account for this Collection Period is (c + f - g):				$3,703,168.96

	j. If (i>h), (i-h) equals net amount due from the Servicer to the Collection Account:				$-
	k. If (h>i), (h-i) equals net amount due to the Servicer from the Collection Account:				$-

	Capitalized terms used herein have their respective meanings set forth in the Transition Property Servicing Agreement.

	In WITNESS HEREOF, the undersigned has duly executed and delivered this Monthly Servicer's Certificate the 22nd day of January 2013.

	ENTERGY TEXAS, INC., as Servicer

	By /s/ Frank Williford
	Title: Assistant Treasurer